UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.9%
BlackRock Basic Value Fund, Inc., Class K	23,158	$556,263
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	12,054	298,220
BlackRock Commodity Strategies Fund, Institutional Class (b)	85,231	627,301
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,165	558,502
BlackRock Equity Dividend Fund, Class K	13,169	293,922
BlackRock Global Long/Short Equity Fund, Class K (b)	53,006	559,739
BlackRock International Opportunities Portfolio, Institutional Class	65,483	2,135,397
iShares International Developed Real Estate ETF	1,767	53,929
iShares U.S. Consumer Goods ETF	1,617	189,076
iShares U.S. Energy ETF	2,717	101,969
iShares U.S. Financials ETF	2,070	184,727
iShares U.S. Healthcare ETF	670	104,574
iShares U.S. Industrials ETF	1,317	149,558
iShares U.S. Real Estate ETF (c)	636	54,295
iShares U.S. Technology ETF	1,149	131,135
Master Large Cap Growth Portfolio	$562,216	562,216
Master Small Cap Index Series	$694,708	694,708
S&P 500 Index Master Portfolio	$190,014	190,014

		7,445,545

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 58.4%
BlackRock Global Long/Short Credit Fund, Class K (b)	153,500	$1,522,715
BlackRock Inflation Protected Bond Portfolio, Class K	153,310	1,645,017
BlackRock Strategic Income Opportunities Portfolio, Class K	159,731	1,565,367
Master Total Return Portfolio	$5,894,257	5,894,257

		10,627,356

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	73,476	73,476
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$54,409	54,409

		127,885
Total Affiliated Investment Companies (Cost — $17,959,634*) — 100.0%		18,200,786
Liabilities in Excess of Other Assets — 0.0%		(262)

Net Assets — 100.0%		$18,200,524

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,948,235

Gross unrealized appreciation	$2,179,510
Gross unrealized depreciation	(1,926,959)

Net unrealized appreciation	$252,551

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	26,859	8,047		11,748		23,158	$556,263	$12,458		$22,755
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	16,404	3,589		7,939		12,054	298,220	—		25,152
BlackRock Commodity Strategies Fund, Institutional Class	111,271	14,739		40,779		85,231	627,301	—		(125,035)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	77,410	892		21,137		57,165	558,502	—		(7,277)
BlackRock Equity Dividend Fund, Class K	—	20,805		7,636		13,169	293,922	3,463		1,829
BlackRock Equity Dividend Fund, Institutional Class	16,573	4,828		21,401		—	—	2,330		5,734
BlackRock Global Long/Short Credit Fund, Class K	—	153,500		—		153,500	1,522,715	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	7,423		153,658		—	—	73,044		(154,605)
BlackRock Global Long/Short Equity Fund, Class K	—	63,706		10,700		53,006	559,739	—		(5,778)
BlackRock Global Long/Short Equity Fund, Institutional Class	67,345	1,161		68,506		—	—			(31,403)
BlackRock Inflation Protected Bond Portfolio, Class K	178,442	5,912		31,044		153,310	1,645,017	44,787		(44,095)
BlackRock International Opportunities Portfolio, Institutional Class	66,062	10,351		10,930		65,483	2,135,397	4,333		(53,927)
BlackRock Liquidity Funds, TempFund, Institutional Class	303,148	—		229,672	[1]	73,476	73,476	634		8
BlackRock Liquidity Series, LLC, Money Market Series	$1,226,974	—		$1,172,565	[1]	$54,409	54,409	1,341	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	159,731		—		159,731	1,565,367	15,926		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	155,258	2,741		157,999		—	—	15,094		(57,173)
iShares International Developed Real Estate ETF	3,061	—		1,294		1,767	53,929	1,200		(3,979)
iShares Russell 2000 ETF	7,141	—		7,141		—	—	—		129,350
iShares U.S. Consumer Goods ETF	3,464	—		1,847		1,617	189,076	3,113		3,656
iShares U.S. Energy ETF	2,717	—		—		2,717	101,969	1,976		—
iShares U.S. Financials ETF	2,810	—		740		2,070	184,727	2,607		22,120
iShares U.S. Healthcare ETF	2,061	—		1,391		670	104,574	1,816		4,251
iShares U.S. Industrials ETF	1,317	—		—		1,317	149,558	1,599		—
iShares U.S. Real Estate ETF	663	21		48		636	54,295	1,562		(97)
iShares U.S. Technology ETF	1,149	—		—		1,149	131,135	1,214		—
Master Large Cap Growth Portfolio	$ 786,599	—		$224,383	[1,3]	$562,216	562,216	8,062		29,239
Master Small Cap Index Series	—	$694,708	[3,4]	—		$694,708	694,708	6,781		2,081
Master Total Return Portfolio	$7,225,059	—		$1,330,802	[1,3]	$5,894,257	5,894,257	161,185		(28,475)
S&P 500 Index Master Portfolio	—	$190,014	[3,4]	—		$190,014	190,014	462		374
Total							$18,200,786	$364,987		$(265,295)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
2	DAX Index	September 2016	$577,226	$ 9,723
10	S&P 500 E-Mini Index	September 2016	$1,084,100	40,449
15	U.S. Treasury Notes (10 Year)	September 2016	$1,995,703	55,858
14	U.S. Treasury Notes (5 Year)	September 2016	$1,708,219	29,182
(7)	U.S. Ultra Treasury Bonds	September 2016	$1,333,719	(110,643)
Total				$ 24,569

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$5,998,607	$1,446,938	—	$7,445,545
Fixed Income Funds[1]	4,733,099	5,894,257	—	10,627,356
Short-Term Securities	73,476	54,409	—	127,885

Total	$10,805,182	$7,395,604	—	$18,200,786

Derivative Financial Instruments[2]
Assets:
Equity contracts	$50,172	—	—	$50,172
Interest rate contracts	85,040	—	—	85,040
Liabilities:
Interest rate contracts	(110,643)	—	—	(110,643)

Total	$24,569	—	—	$24,569

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$108,500	—	—	$108,500
Liabilities:
Collateral on securities loaned at value	—	$(54,409)	—	(54,409)

Total	$108,500	$(54,409)	—	$54,091

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.7%
BlackRock Basic Value Fund, Inc., Class K	63,690	$1,529,833
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	32,304	799,198
BlackRock Commodity Strategies Fund, Institutional Class (b)	147,079	1,082,503
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	87,546	855,324
BlackRock Equity Dividend Fund, Class K	34,826	777,315
BlackRock Global Long/Short Equity Fund, Class K (b)	81,171	857,165
BlackRock International Opportunities Portfolio, Institutional Class	139,922	4,562,848
iShares International Developed Real Estate ETF	14,080	429,722
iShares U.S. Consumer Goods ETF	1,306	152,710
iShares U.S. Industrials ETF	1,388	157,621
iShares U.S. Real Estate ETF (c)	4,707	401,837
Master Large Cap Growth Portfolio	$1,702,770	1,702,770
Master Small Cap Index Series	$1,027,216	1,027,216
S&P 500 Index Master Portfolio	$519,859	519,859

		14,855,921

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 46.6%
BlackRock Global Long/Short Credit Fund, Class K (b)	143,057	$1,419,128
BlackRock Inflation Protected Bond Portfolio, Class K	189,172	2,029,815
BlackRock Strategic Income Opportunities Portfolio, Class K	148,954	1,459,747
Master Total Return Portfolio	$8,459,853	8,459,853

		13,368,543

Short-Term Securities — 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	338,671	338,671
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$403,004	403,003

		741,674
Total Affiliated Investment Companies (Cost — $28,652,307*) — 100.9%		28,966,138
Liabilities in Excess of Other Assets — (0.9)%		(257,087)

Net Assets — 100.0%		$28,709,051

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,637,959

Gross unrealized appreciation	$3,372,706
Gross unrealized depreciation	(3,044,527)

Net unrealized appreciation	$328,179

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	68,371	17,987		22,668		63,690	$ 1,529,833	$ 30,818		$ 77,996
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	35,183	7,174		10,053		32,304	799,198	—		66,108
BlackRock Commodity Strategies Fund, Institutional Class	171,787	26,731		51,439		147,079	1,082,503	—		(167,737)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	124,843	1,437		38,734		87,546	856,324	—		(15,207)
BlackRock Equity Dividend Fund, Class K	—	43,689		8,863		34,826	777,315	4,117		(1,240)
BlackRock Equity Dividend Fund, Institutional Class	35,717	9,920		45,637		—	—	5,022		47,262
BlackRock Global Long/Short Credit Fund, Class K	—	143,057		—		143,057	1,419,128	3,564		—
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	6,918		143,204		—	—	68,075		(137,123)
BlackRock Global Long/Short Equity Fund, Class K	—	102,641		21,470		81,171	857,165	—		(11,594)
BlackRock Global Long/Short Equity Fund, Institutional Class	108,385	1,870		110,255		—	—	—		(55,190)
BlackRock Inflation Protected Bond Portfolio, Class K	212,324	5,749		28,901		189,172	2,029,815	55,771		(44,071)
BlackRock International Opportunities Portfolio, Institutional Class	157,604	12,357		30,039		139,922	4,562,848	9,575		(133,506)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,571,868	—		2,233,197	[1]	338,671	338,671	2,707		53
BlackRock Liquidity Series, LLC, Money Market Series	$1,535,809	—		$1,132,806	[1]	$ 403,003	403,003	2,171	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	148,954		—		148,954	1,459,747	14,851		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,783	2,555		147,338		—	—	14,370		(44,908)
iShares International Developed Real Estate ETF	22,082	1,525		9,527		14,080	429,722	10,552		(30,983)
iShares Russell 2000 ETF	9,557	—		9,557		—	—	—		143,195
iShares U.S. Consumer Goods ETF	5,196	—		3,890		1,306	152,710	2,515		7,700
iShares U.S. Energy ETF	5,130	—		5,130		—	—	—		(34,109)
iShares U.S. Financials ETF	5,550	—		5,550		—	—	—		165,898
iShares U.S. Healthcare ETF	1,543	—		1,543		—	—	—		6,531
iShares U.S. Industrials ETF	1,388	—		—		1,388	157,621	1,685		—
iShares U.S. Real Estate ETF	6,118	224		1,635		4,707	401,837	13,309		(2,123)
iShares U.S. Technology ETF	2,169	—		2,169		—	—	—		6,865
Master Large Cap Growth Portfolio	$2,004,276	—		$ 301,506	[1,3]	$1,702,770	1,702,770	20,412		75,500
Master Small Cap Index Series	—	$1,027,216	[3,4]	—		$1,027,216	1,027,216	9,597		3,170
Master Total Return Portfolio	$8,878,573	—		$ 418,720	[1,3]	$8,459,853	8,459,853	229,745		(38,546)
S&P 500 Index Master Portfolio	—	$ 519,859	[3,4]	—		$ 519,859	519,859	3,006		2,838
Total							$28,967,138	$501,862		$(113,221)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
4	DAX Index	September 2016	$1,154,452	$ 19,614
21	S&P 500 E-Mini Index	September 2016	$2,276,610	84,941
3	U.S. Treasury Notes (10 Year)	September 2016	$399,141	11,172
29	U.S. Treasury Notes (5 Year)	September 2016	$3,538,453	60,449
(10)	U.S. Ultra Treasury Bonds	September 2016	$1,905,313	(158,061)
Total				$ 18,115

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$11,606,076	$3,249,845	—	$14,855,921
Fixed Income Funds[1]	4,908,690	8,459,853	—	13,368,543
Short-Term Securities	338,671	403,003	—	741,674

Total	$16,853,437	$12,112,701	—	$28,966,138

Derivative Financial Instruments[2]
Assets:
Equity contracts	$104,555	—	—	$104,555
Interest rate contracts	71,621	—	—	71,621
Liabilities:
Interest rate contracts	(158,061)	—	—	(158,061)

Total	$18,115	—	—	$18,115

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$230,700	—	—	$230,700
Liabilities:
Collateral on securities loaned at value	—	$(403,003)	—	(403,003)

Total	$230,700	$(403,003)	—	$(172,303)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.2%
BlackRock Basic Value Fund, Inc., Class K	91,477	$2,197,282
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,167	1,117,440
BlackRock Commodity Strategies Fund, Institutional Class (b)	145,696	1,072,326
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	84,782	828,320
BlackRock Equity Dividend Fund, Class K	50,541	1,128,070
BlackRock Global Long/Short Equity Fund, Class K (b)	78,618	830,201
BlackRock International Opportunities Portfolio, Institutional Class	168,948	5,509,400
iShares International Developed Real Estate ETF	26,813	818,333
iShares U.S. Consumer Goods ETF	1,369	160,077
iShares U.S. Industrials ETF	1,286	146,038
iShares U.S. Real Estate ETF (c)	8,776	749,207
Master Large Cap Growth Portfolio	$2,250,215	2,250,215
Master Small Cap Index Series	$858,895	858,895
S&P 500 Index Master Portfolio	$584,251	584,251

		18,250,055

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 32.9%
BlackRock Global Long/Short Credit Fund, Class K (b)	110,663	$1,097,774
BlackRock Inflation Protected Bond Portfolio, Class K	136,365	1,463,201
BlackRock Strategic Income Opportunities Portfolio, Class K	115,295	1,129,895
Master Total Return Portfolio	$5,508,341	5,508,341

		9,199,211

Short-Term Securities — 4.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	452,278	452,278
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$751,512	751,512

		1,203,790
Total Affiliated Investment Companies (Cost — $28,462,148*) — 102.4%		28,653,056
Liabilities in Excess of Other Assets — (2.4)%		(666,214)

Net Assets — 100.0%		$27,986,842

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,309,106

Gross unrealized appreciation	$2,838,137
Gross unrealized depreciation	(2,494,187)

Net unrealized appreciation	$343,950

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	87,740	25,457		21,720		91,477	$2,197,282	$39,762		$125,963
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	45,176	10,086		10,095		45,167	1,117,440	—		83,586
BlackRock Commodity Strategies Fund, Institutional Class	137,238	48,061		39,603		145,696	1,072,326	—		(127,471)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	119,139	1,257		35,614		84,782	828,320	—		(16,165)
BlackRock Equity Dividend Fund, Class K	—	55,669		5,128		50,541	1,128,070	10,920		(603)
BlackRock Equity Dividend Fund, Institutional Class	47,278	14,228		61,506		—	—	6,441		65,566
BlackRock Global Long/Short Credit Fund, Class K	—	110,663		—		110,663	1,097,774	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	5,352		110,777		—	—	52,660		(104,712)
BlackRock Global Long/Short Equity Fund, Class K	—	89,820		11,202		78,618	830,201	—		(6,049)
BlackRock Global Long/Short Equity Fund, Institutional Class	103,640	1,637		105,277		—	—	—		(51,045)
BlackRock Inflation Protected Bond Portfolio, Class K	135,775	7,249		6,659		136,365	1,463,201	36,759		(10,226)
BlackRock International Opportunities Portfolio, Institutional Class	166,170	28,375		25,597		168,948	5,509,400	10,227		(104,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,066,504	—		614,226	[1]	452,278	452,278	2,226		34
BlackRock Liquidity Series, LLC, Money Market Series	$ 975,308	—		$223,796	[1]	$751,512	751,512	2,307	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	115,295		—		115,295	1,129,895	11,495		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	112,067	1,978		114,045		—	—	11,017		(32,942)
iShares International Developed Real Estate ETF	31,089	2,831		7,107		26,813	818,333	17,901		(32,138)
iShares Russell 2000 ETF	7,001	—		7,001		—	—	—		88,493
iShares U.S. Consumer Goods ETF	5,898	—		4,529		1,369	160,077	2,636		8,965
iShares U.S. Energy ETF	3,871	—		3,871		—	—	—		(25,738)
iShares U.S. Financials ETF	2,924	—		2,924		—	—	—		87,403
iShares U.S. Healthcare ETF	293	—		293		—	—	—		1,240
iShares U.S. Industrials ETF	1,286	—		—		1,286	146,038	8,305		—
iShares U.S. Real Estate ETF	12,270	295		3,789		8,776	749,207	15,879		(12,805)
iShares U.S. Technology ETF	1,636	—		1,636		—	—	—		5,178
Master Large Cap Growth Portfolio	$2,470,674	—		$220,459	[1,3]	$2,250,215	2,250,215	25,231		93,545
Master Small Cap Index Series	—	$858,895	[3,4]	—		$858,895	858,895	7,322		2,684
Master Total Return Portfolio	$5,301,351	$206,990	[3,4]	—		$5,508,341	5,508,341	139,929		(21,535)
S&P 500 Index Master Portfolio	—	$584,251	[3,4]	—		$584,251	584,251	2,192		1,798
Total							$28,653,056	$403,209		$18,615

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of Period Ended

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	DAX Index	September 2016	$865,839	$ 14,641
16	S&P 500 E-Mini Index	September 2016	$1,734,560	64,717
3	U.S. Treasury Notes (10 Year)	September 2016	$399,141	11,172
28	U.S. Treasury Notes (5 Year)	September 2016	$3,416,438	58,364
(9)	U.S. Ultra Treasury Bonds	September 2016	$1,714,781	(142,255)
Total				$ 6,639

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,556,694	$3,693,361	—	$18,250,055
Fixed Income Funds[1]	3,690,870	5,508,341	—	9,199,211
Short-Term Securities	452,278	751,512	—	1,203,790

Total	$18,699,842	$9,953,214	—	$28,653,056

Derivative Financial Instruments[2]
Assets:
Equity contracts	$79,358	—	—	$79,358
Interest rate contracts	69,536	—	—	69,536
Liabilities:
Interest rate contracts	(142,255)	—	—	(142,255)

Total	$6,639	—	—	$6,639

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$177,250	—	—	$177,250
Liabilities:
Collateral on securities loaned at value	—	$(751,512)	—	(751,512)

Total	$177,250	$(751,512)	—	$(574,262)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.7%
BlackRock Basic Value Fund, Inc., Class K	94,299	$2,265,064
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,304	1,120,829
BlackRock Commodity Strategies Fund, Institutional Class (b)	136,977	1,008,151
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	78,071	762,757
BlackRock Equity Dividend Fund, Class K	51,745	1,154,938
BlackRock Global Long/Short Equity Fund, Class K (b)	72,393	764,474
BlackRock International Opportunities Portfolio, Institutional Class	170,364	5,555,586
iShares International Developed Real Estate ETF	35,054	1,069,848
iShares U.S. Real Estate ETF (c)	11,700	998,829
Master Large Cap Growth Portfolio	$2,243,288	2,243,288
Master Small Cap Index Series	$680,087	680,087
S&P 500 Index Master Portfolio	$589,340	589,340

		18,213,191

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 24.0%
BlackRock Global Long/Short Credit Fund, Class K (b)	89,207	$884,931
BlackRock Inflation Protected Bond Portfolio, Class K	87,192	935,575
BlackRock Strategic Income Opportunities Portfolio, Class K	92,992	911,319
Master Total Return Portfolio	$3,282,897	3,282,897

		6,014,722

Short-Term Securities — 6.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	673,150	673,150
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$1,001,929	1,001,929

		1,675,079
Total Affiliated Investment Companies (Cost — $25,606,076*) — 103.4%		25,902,992
Liabilities in Excess of Other Assets — (3.4)%		(843,635)

Net Assets — 100.0%		$25,059,357

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,444,529

Gross unrealized appreciation	$2,497,371
Gross unrealized depreciation	(2,038,908)

Net unrealized appreciation	$458,463

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	103,604	26,189		35,494		94,299	$2,265,064	$44,148		$114,479
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	51,620	10,188		16,504		45,304	1,120,829	—		79,769
BlackRock Commodity Strategies Fund, Institutional Class	142,408	30,376		35,807		136,977	1,008,151	—		(118,295)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	108,297	1,180		31,406		78,071	762,757	—		(13,106)
BlackRock Equity Dividend Fund, Class K	—	63,557		11,812		51,745	1,154,938	11,730		2,234
BlackRock Equity Dividend Fund, Institutional Class	54,683	14,624		69,307		—	—	7,167		202,226
BlackRock Global Long/Short Credit Fund, Class K	—	89,207		—		89,207	884,931	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	4,314		89,299		—	—	42,450		(84,409)
BlackRock Global Long/Short Equity Fund, Class K	—	84,321		11,928		72,393	764,474	—		(6,441)
BlackRock Global Long/Short Equity Fund, Institutional Class	94,206	1,536		95,742		—	—	—		(45,134)
BlackRock Inflation Protected Bond Portfolio, Class K	87,221	4,536		4,565		87,192	935,575	23,545		(2,419)
BlackRock International Opportunities Portfolio, Institutional Class	189,060	24,638		43,334		170,364	5,555,586	11,675		(196,439)
BlackRock Liquidity Funds, TempFund, Institutional Class	372,472	300,678	[1]	—		673,150	673,150	2,346		14
BlackRock Liquidity Series, LLC, Money Market Series	$1,065,017	—		$63,088	[2]	$1,001,929	1,001,929	2,195	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	92,992		—		92,992	911,319	9,271		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	90,388	1,596		91,984		—	—	4,216		(26,572)
iShares International Developed Real Estate ETF	45,455	2,206		12,607		35,054	1,069,848	24,234		(41,210)
iShares Russell 2000 ETF	6,309	—		6,309		—	—	—		65,397
iShares U.S. Consumer Goods ETF	2,890	—		2,890		—	—	—		5,721
iShares U.S. Energy ETF	2,680	—		2,680		—	—	—		(17,819)
iShares U.S. Financials ETF	2,700	—		2,700		—	—	—		80,707
iShares U.S. Healthcare ETF	90	—		90		—	—	—		381
iShares U.S. Industrials ETF	1,174	—		1,174		—	—	—		8,604
iShares U.S. Real Estate ETF	14,595	292		3,187		11,700	998,829	31,996		(5,544)
iShares U.S. Technology ETF	906	—		906		—	—	—		2,865
Master Large Cap Growth Portfolio	$3,011,952	—		$768,664	[2,4]	$2,243,288	2,243,288	29,202		108,220
Master Small Cap Index Series	—	$680,087	[1,4]	—		$680,087	680,087	6,028		2,170
Master Total Return Portfolio	$3,356,985	—		$74,088	[2,4]	$3,282,897	3,282,897	88,435		(13,854)
S&P 500 Index Master Portfolio	—	$589,340	[1],[4]	—		$589,340	589,340	2,745		2,491
Total							$25,902,992	$341,383		$104,036

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	DAX Index	September 2016	$865,839	$ 15,815
18	S&P 500 E-Mini Index	September 2016	$1,951,380	72,807
(3)	U.S. Treasury Notes (10 Year)	September 2016	$399,141	(11,188)
30	U.S. Treasury Notes (5 Year)	September 2016	$3,660,469	62,533
(9)	U.S. Ultra Treasury Bonds	September 2016	$1,714,781	(142,255)
Total				$ (2,288)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,700,476	$3,512,715	—	$18,213,191
Fixed Income Funds[1]	2,731,825	3,282,897	—	6,014,722
Short-Term Securities	673,150	1,001,929	—	1,675,079

Total	$18,105,451	$7,797,541	—	$25,902,992

Derivative Financial Instruments[2]
Assets:
Equity contracts	$88,622	—	—	$88,622
Interest rate contracts	62,533	—	—	62,533
Liabilities:
Interest rate contracts	(153,443)	—	—	(153,443)

Total	$(2,288)	—	—	$(2,288)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$192,350	—	—	$192,350
Liabilities:
Bank overdraft	—	$(22,000)	—	(22,000)
Collateral on securities loaned at value	—	(1,001,929)	—	(1,001,929)

Total	$192,350	$(1,023,929)	—	$(831,579)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.7%
BlackRock Basic Value Fund, Inc., Class K	98,050	$2,355,156
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,661	1,055,439
BlackRock Commodity Strategies Fund, Institutional Class (b)	111,696	822,081
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	62,188	607,576
BlackRock Equity Dividend Fund, Class K	48,125	1,074,160
BlackRock Global Long/Short Equity Fund, Class K (b)	57,669	608,984
BlackRock International Opportunities Portfolio, Institutional Class	159,818	5,211,653
iShares International Developed Real Estate ETF	35,548	1,084,925
iShares U.S. Consumer Goods ETF	778	90,971
iShares U.S. Industrials ETF	609	69,158
iShares U.S. Real Estate ETF	12,048	1,028,538
Master Large Cap Growth Portfolio	$2,419,995	2,419,995
Master Small Cap Index Series	$454,374	454,374
S&P 500 Index Master Portfolio	$590,104	590,104

		17,473,114

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 12.7%
BlackRock Global Long/Short Credit Fund, Class K (b)	48,075	$476,906
BlackRock Inflation Protected Bond Portfolio, Class K	42,592	457,009
BlackRock Strategic Income Opportunities Portfolio, Class K	50,115	491,131
Master Total Return Portfolio	$1,169,025	1,169,025

		2,594,071

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (c)	170,627	170,626
Total Affiliated Investment Companies (Cost — $20,247,758*) — 99.3%		20,237,811
Other Assets Less Liabilities — 0.7%		142,036

Net Assets — 100.0%		$20,379,847

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,083,605

Gross unrealized appreciation	$1,286,879
Gross unrealized depreciation	(1,132,673)

Net unrealized appreciation	$154,206

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,881	24,667		16,498		98,050	$2,355,156	$40,879		$172,950
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,423	9,090		6,852		42,661	1,055,439	—		81,191
BlackRock Commodity Strategies Fund, Institutional Class	97,106	44,461		29,871		111,696	822,081	—		(92,907)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	92,273	868		30,953		62,188	607,576	—		(17,483)
BlackRock Equity Dividend Fund, Class K	—	53,062		4,937		48,125	1,074,160	10,659		1,264
BlackRock Equity Dividend Fund, Institutional Class	42,418	12,826		55,244		—	—	5,908		138,222
BlackRock Global Long/Short Credit Fund, Class K	—	48,075		—		48,075	476,906	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	2,325		48,125		—	—	22,877		(45,490)
BlackRock Global Long/Short Equity Fund, Class K	—	61,991		4,322		57,669	608,984	—		(2,334)
BlackRock Global Long/Short Equity Fund, Institutional Class	80,057	1,130		81,187		—	—	—		(37,867)
BlackRock Inflation Protected Bond Portfolio, Class K	33,267	9,325		—		42,592	457,009	9,678		—
BlackRock International Opportunities Portfolio, Institutional Class	160,171	28,320		28,673		159,818	5,211,653	9,738		(119,338)
BlackRock Liquidity Funds, TempFund, Institutional Class	64,437	106,189	[1]	—		170,626	170,626	1,501		14
BlackRock Liquidity Series, LLC, Money Market Series	$ 905,883			$905,883	[2]	—	—	1,680	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	50,115		—		50,115	491,131	4,997		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,712	860		49,572		—	—	3,282		(14,320)
iShares International Developed Real Estate ETF	38,054	1,770		4,276		35,548	1,084,925	24,042		(18,846)
iShares Russell 2000 ETF	3,694	—		3,694		—	—	—		48,731
iShares U.S. Consumer Goods ETF	4,227	—		3,449		778	90,971	1,498		6,827
iShares U.S. Energy ETF	3,945	—		3,945		—	—	—		(26,230)
iShares U.S. Financials ETF	2,309	—		2,309		—	—	—		69,020
iShares U.S. Healthcare ETF	74	—		74		—	—	—		313
iShares U.S. Industrials ETF	1,341	—		732		609	69,158	740		5,365
iShares U.S. Real Estate ETF	13,960	1,317		3,229		12,048	1,028,538	31,330		(5,299)
iShares U.S. Technology ETF	887	—		887		—	—	—		2,807
Master Large Cap Growth Portfolio	$2,592,327	—		$172,332	[2,4]	$2,419,995	2,419,995	27,719		103,073
Master Small Cap Index Series	—	$454,374	[1,4]	—		$454,374	454,374	3,722		1,469
Master Total Return Portfolio	$ 992,089	176,936	[1,4]	—		$1,169,025	1,169,025	27,717		(3,330)
S&P 500 Index Master Portfolio	—	$590,104	[1,4]	—		$590,104	590,104	3,146		2,585
Total							$20,237,811	$231,113		$250,387

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	DAX Index	September 2016	$865,839	$ 15,312
9	S&P 500 E-Mini Index	September 2016	$975,690	36,403
(1)	U.S. Treasury Notes (10 Year)	September 2016	$133,047	(3,729)
20	U.S. Treasury Notes (5 Year)	September 2016	$2,440,313	41,689
(7)	U.S. Ultra Treasury Bonds	September 2016	$1,333,719	(110,643)
Total				$ (20,968)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,008,641	$3,464,473	—	$17,473,114
Fixed Income Funds[1]	1,425,046	1,169,025	—	2,594,071
Short-Term Securities	170,626	—	—	170,626

Total	$15,604,313	$4,633,498	—	$20,237,811

Derivative Financial Instruments[2]
Assets:
Equity contracts	$51,715	—	—	$51,715
Interest rate contracts	41,689	—	—	41,689
Liabilities:
Interest rate contracts	(114,372)	—	—	(114,372)

Total	$(20,968)	—	—	$(20,968)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $146,520 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 92.0%
BlackRock Basic Value Fund, Inc., Class K	88,069	$2,115,419
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	51,150	1,265,454
BlackRock Commodity Strategies Fund, Institutional Class (b)	104,372	768,174
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	55,027	537,610
BlackRock Equity Dividend Fund, Class K	57,064	1,273,677
BlackRock Global Long/Short Equity Fund, Class K (b)	51,028	538,851
BlackRock International Opportunities Portfolio, Institutional Class	154,776	5,047,240
iShares International Developed Real Estate ETF	39,741	1,212,895
iShares U.S. Real Estate ETF (c)	13,272	1,133,031
Master Large Cap Growth Portfolio	$2,090,905	2,090,905
Master Small Cap Index Series	$365,343	365,343
S&P 500 Index Master Portfolio	$288,563	288,563

		16,637,162

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 5.3%
BlackRock Global Long/Short Credit Fund, Class K (b)	39,428	$391,127
BlackRock Inflation Protected Bond Portfolio, Class K	15,011	161,067
BlackRock Strategic Income Opportunities Portfolio, Class K	41,178	403,549

		955,743

Short-Term Securities — 7.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	348,295	348,294
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$1,087,219	1,087,219

		1,435,513
Total Affiliated Investment Companies (Cost — $18,980,883*) — 105.2%		19,028,418
Liabilities in Excess of Other Assets — (5.2)%		(940,113)

Net Assets — 100.0%		$18,088,305

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,871,431

Gross unrealized appreciation	$1,251,435
Gross unrealized depreciation	(1,094,448)

Net unrealized appreciation	$156,987

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at Julyl 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,678	21,749		23,358		88,069	$2,115,419	$37,831		$160,032
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,989	8,594		13,433		51,150	1,265,454	—		101,353
BlackRock Commodity Strategies Fund, Institutional Class	106,980	26,810		29,418		104,372	768,174	—		(97,312)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	70,625	781		16,379		55,027	537,610	—		(5,243)
BlackRock Equity Dividend Fund, Class K	—	65,584		8,520		57,064	1,273,677	12,760		1,986
BlackRock Equity Dividend Fund, Institutional Class	58,385	12,814		71,199		—	—	7,666		151,591
BlackRock Global Long/Short Credit Fund, Class K	—	39,428		—		39,428	391,127	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	1,907		39,469		—	—	18,762		(37,308)
BlackRock Global Long/Short Equity Fund, Class K	—	55,810		4,782		51,028	538,851	—		(2,582)
BlackRock Global Long/Short Equity Fund, Institutional Class	62,310	1,017		63,327		—	—	—		(28,030)
BlackRock Inflation Protected Bond Portfolio, Class K	—	15,011		—		15,011	161,067	1,122		—
BlackRock International Opportunities Portfolio, Institutional Class	160,251	22,316		27,791		154,776	5,047,240	9,942		(121,349)
BlackRock Liquidity Funds, TempFund, Institutional Class	54,265	294,029	[1]	—		348,294	348,294	1,015		10
BlackRock Liquidity Series, LLC, Money Market Series	$604,815	$482,404	[1]	—		$1,087,219	1,087,219	2,006	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	41,178		—		41,178	403,549	4,106		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,025	707		40,732		—	—	3,442		(11,770)
iShares International Developed Real Estate ETF	44,500	2,877		7,636		39,741	1,212,895	26,135		(25,718)
iShares Russell 2000 ETF	3,682	—		3,682		—	—	—		61,645
iShares U.S. Consumer Goods ETF	1,606	—		1,606		—	—	—		3,179
iShares U.S. Energy ETF	2,652	—		2,652		—	—	—		(17,633)
iShares U.S. Industrials ETF	815	—		815		—	—	—		5,973
iShares U.S. Real Estate ETF	16,121	779		3,628		13,272	1,133,031	33,694		(5,542)
iShares U.S. Technology ETF	462	—		462		—	—	—		1,462
Master Large Cap Growth Portfolio	$2,398,085	—		$307,180	[3,4]	$2,090,905	2,090,905	24,010		88,588
Master Small Cap Index Series	—	$365,343	[1,3]	—		$365,343	365,343	2,940		1,156
S&P 500 Index Master Portfolio	—	$288,563	[1,3]	—		$288,563	288,563	1,327		1,007
Total							$19,028,418	$186,758		$225,495

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	DAX Index	September 2016	$865,839	$ 16,556
11	S&P 500 E-Mini Index	September 2016	$1,192,510	44,493
(5)	U.S. Treasury Notes (10 Year)	September 2016	$665,234	(18,646)
19	U.S. Treasury Notes (5 Year)	September 2016	$2,318,297	39,604
(6)	U.S. Ultra Treasury Bonds	September 2016	$1,143,188	(94,837)
Total				$(12,830)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,892,351	$2,744,811	—	$16,637,162
Fixed Income Funds[1]	955,743	—	—	955,743
Short-Term Securities	348,294	1,087,219	—	1,435,513

Total	$15,196,388	$3,832,030	—	$19,028,418

Derivative Financial Instruments[2]
Assets:
Equity contracts	$61,049	—	—	$61,049
Interest rate contracts	39,604	—	—	39,604
Liabilities:
Interest rate contracts	(113,483)	—	—	(113,483)

Total	$(12,830)	—	—	$(12,830)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$155,310	—	—	$155,310
Liabilities:
Collateral on securities loaned at value	—	$(1,087,219)	—	(1,087,219)

Total	$155,310	$(1,087,219)	—	$(931,909)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.2%
BlackRock Basic Value Fund, Inc., Class K	63,496	$1,525,167
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	38,086	942,248
BlackRock Commodity Strategies Fund, Institutional Class (b)	78,220	575,699
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	39,532	386,226
BlackRock Equity Dividend Fund, Class K	42,655	952,055
BlackRock Global Long/Short Equity Fund, Class K (b)	36,659	387,115
BlackRock International Opportunities Portfolio, Institutional Class	123,298	4,020,756
iShares International Developed Real Estate ETF	32,191	982,469
iShares U.S. Consumer Goods ETF	544	63,610
iShares U.S. Industrials ETF	693	78,697
iShares U.S. Real Estate ETF (c)	10,744	917,215
Master Large Cap Growth Portfolio	$1,572,226	1,572,226
Master Small Cap Index Series	$262,401	262,401
S&P 500 Index Master Portfolio	$279,481	279,481

		12,945,365

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 0.3%
BlackRock Inflation Protected Bond Portfolio, Class K	2,869	$30,782

Short-Term Securities — 8.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	227,924	227,924
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$920,014	920,014

		1,147,938

Total Affiliated Investment Companies (Cost — $14,118,899*) — 106.1%		14,124,085
Liabilities in Excess of Other Assets — (6.1)%		(806,548)

Net Assets — 100.0%		$13,317,537

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,076,968

Gross unrealized appreciation	$825,199
Gross unrealized depreciation	(778,082)

Net unrealized appreciation	$47,117

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	61,938	15,159		13,601		63,496	$1,525,167	$26,851		$109,877
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,755	6,254		5,923		38,086	942,248	—		69,883
BlackRock Commodity Strategies Fund, Institutional Class	69,020	31,240		22,040		78,220	575,699	—		(69,724)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,760	565		18,793		39,532	386,226	—		(10,015)
BlackRock Equity Dividend Fund, Class K	—	46,227		3,572		42,655	952,055	9,324		394
BlackRock Equity Dividend Fund, Institutional Class	39,585	9,331		48,916		—	—	5,320		99,390
BlackRock Global Long/Short Equity Fund, Class K	—	40,333		3,674		36,659	387,115	—		(1,984)
BlackRock Global Long/Short Equity Fund, Institutional Class	50,177	735		50,912		—	—	—		(26,570)
BlackRock Inflation Protected Bond Portfolio, Class K	—	2,869		—		2,869	30,782	—		—
BlackRock International Opportunities Portfolio, Institutional Class	116,436	19,446		12,584		123,298	4,020,756	7,829		(61,326)
BlackRock Liquidity Funds, TempFund, Institutional Class	382,399	—		154,475	[1]	227,924	227,924	1,128		13
BlackRock Liquidity Series, LLC, Money Market Series	$583,150	$336,864	[2]	—		$920,014	920,014	1,593	[3]	—
iShares International Developed Real Estate ETF	33,651	1,802		3,262		32,191	982,469	21,344		(11,414)
iShares Russell 2000 ETF	2,475	—		2,475		—	—	—		30,742
iShares U.S. Consumer Goods ETF	2,619	—		2,075		544	63,610	1,048		4,107
iShares U.S. Industrials ETF	1,379	—		686		693	78,697	841		5,028
iShares U.S. Real Estate ETF	13,345	903		3,504		10,744	917,215	29,120		(11,070)
iShares U.S. Technology ETF	737	—		737		—	—	—		2,333
Master Large Cap Growth Portfolio	$1,716,764	—		$144,538	[1,4]	$1,572,226	1,572,226	17,595		65,517
Master Small Cap Index Series	—	$262,401	[2,4]	—		$262,401	262,401	2,132		836
S&P 500 Index Master Portfolio	—	$279,481	[2,4]	—		$279,481	279,481	1,709		1,426
Total							$14,124,085	$125,834		$197,443

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
2	DAX Index	September 2016	$577,226	$11,358
9	S&P 500 E-Mini Index	September 2016	$975,690	36,404
(5)	U.S. Treasury Notes (10 Year)	September 2016	$665,234	(18,646)
10	U.S. Treasury Notes (5 Year)	September 2016	$1,220,156	20,844
(4)	U.S. Ultra Treasury Bonds	September 2016	$762,125	(63,224)
Total				$(13,264)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,831,257	$2,114,108	—	$12,945,365
Fixed Income Funds[1]	30,782	—	—	30,782
Short-Term Securities	227,924	920,014	—	1,147,938

Total	$11,089,963	$3,034,122	—	$14,124,085

Derivative Financial Instruments[2]
Assets:
Equity contracts	$47,762	—	—	$47,762
Interest rate contracts	20,844	—	—	20,844
Liabilities:
Interest rate contracts	(81,870)	—	—	(81,870)

Total	$(13,264)	—	—	$(13,264)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$114,050	—	—	$114,050
Liabilities:
Collateral on securities loaned at value	—	$(920,014)	—	(920,014)

Total	$114,050	$(920,014)	—	$(805,964)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 97.3%
BlackRock Basic Value Fund, Inc., Class K	61,902	$1,486,880
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,930	1,012,601
BlackRock Commodity Strategies Fund, Institutional Class (b)	79,495	585,087
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	40,335	394,076
BlackRock Equity Dividend Fund, Class K	45,702	1,020,077
BlackRock Global Long/Short Equity Fund, Class K (b)	37,406	395,009
BlackRock International Opportunities Portfolio, Institutional Class	124,336	4,054,610
iShares International Developed Real Estate ETF	31,784	970,048
iShares U.S. Consumer Goods ETF	377	44,083
iShares U.S. Industrials ETF	656	74,495

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF (c)	10,519	$898,007
Master Large Cap Growth Portfolio	$1,439,080	1,439,080
Master Small Cap Index Series	$263,648	263,648
S&P 500 Index Master Portfolio	$142,683	142,683

		12,780,384

Short-Term Securities — 8.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	242,392	242,392
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$900,725	900,725

		1,143,117
Total Affiliated Investment Companies (Cost — $13,943,267*) — 106.0%		13,923,501
Liabilities in Excess of Other Assets — (6.0)%		(787,419)

Net Assets — 100.0%		$13,136,082

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,864,585

Gross unrealized appreciation	$816,731
Gross unrealized depreciation	(757,815)

Net unrealized appreciation	$58,916

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	57,715	17,244		13,057		61,902	$ 1,486,880	$25,987		$106,272
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	39,228	7,440		5,738		40,930	1,012,601	—		71,468
BlackRock Commodity Strategies Fund, Institutional Class	63,631	33,873		18,009		79,495	585,087	—		(56,440)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,427	545		17,637		40,335	394,076	—		(9,560)
BlackRock Equity Dividend Fund, Class K	—	50,578		4,876		45,702	1,020,077	10,227		1,733
BlackRock Equity Dividend Fund, Institutional Class	40,843	10,666		51,509		—	—	5,649		89,609
BlackRock Global Long/Short Equity Fund, Class K	—	38,942		1,536		37,406	395,009	—		(829)
BlackRock Global Long/Short Equity Fund, Institutional Class	49,968	710		50,678		—	—	—		(28,423)
BlackRock International Opportunities Portfolio, Institutional Class	117,121	22,450		15,235		124,336	4,054,610	7,524		(74,197)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,902	—		63,510	[1]	242,392	242,392	753		7
BlackRock Liquidity Series, LLC, Money Market Series	$ 499,815	$400,910	[2]	—		$900,725	900,725	1,540	[3]	—
iShares International Developed Real Estate ETF	33,742	2,035		3,993		31,784	970,048	21,772		(14,536)
iShares Russell 2000 ETF	2,410	—		2,410		—	—	—		22,221
iShares U.S. Consumer Goods ETF	1,940	—		1,563		377	44,083	726		3,094
iShares U.S. Energy ETF	866	—		866		—	—	—		(5,758)
iShares U.S. Financials ETF	796	—		796		—	—	—		23,794
iShares U.S. Industrials ETF	972	—		316		656	74,495	796		2,316
iShares U.S. Real Estate ETF	13,278	1,310		4,069		10,519	898,007	28,284		(8,481)
iShares U.S. Technology ETF	981	—		981		—	—	—		3,105
Master Large Cap Growth Portfolio	$1,517,033	—		$77,953	[1,4]	$1,439,080	1,439,080	16,575		61,340
Master Small Cap Index Series	—	$263,648	[2,4]	—		$263,648	263,648	2,116		858
S&P 500 Index Master Portfolio	—	$142,683	[2,4]	—		$142,683	142,683	1,615		1,473
Total							$13,923,501	$123,564		$189,066

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1	DAX Index	September 2016	$288,613	$ 5,840
10	S&P 500 E-Mini Index	September 2016	$1,084,100	39,299
(5)	U.S. Treasury Notes (10 Year)	September 2016	$665,234	(18,646)
9	U.S. Treasury Notes (5 Year)	September 2016	$1,098,141	18,760
(5)	U.S. Ultra Treasury Bonds	September 2016	$952,656	(79,031)
Total				$(33,778)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,934,973	$1,845,411	—	$12,780,384
Short-Term Securities	242,392	900,725	—	1,143,117

Total	$11,177,365	$2,746,136	—	$13,923,501

Derivative Financial Instruments[2]
Assets:
Equity contracts	$45,139	—	—	$45,139
Interest rate contracts	18,760	—	—	18,760
Liabilities:
Interest rate contracts	(97,677)	—	—	(97,677)

Total	$(33,778)	—	—	$(33,778)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$96,150	—	—	$96,150
Liabilities:
Collateral on securities loaned at value	—	$(900,725)	—	(900,725)

Total	$96,150	$(900,725)	—	$(804,575)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 94.2%
BlackRock Basic Value Fund, Inc., Class K	15,141	$363,682
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	9,486	234,680
BlackRock Commodity Strategies Fund, Institutional Class (b)	20,294	149,362
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	5,214	50,938
BlackRock Equity Dividend Fund, Class K	10,668	238,118
BlackRock Global Long/Short Equity Fund, Class K (b)	4,601	48,591
BlackRock International Opportunities Portfolio, Institutional Class	33,967	1,107,659
iShares International Developed Real Estate ETF	8,560	261,251
iShares MSCI Germany ETF	5,553	142,435
iShares U.S. Consumer Goods ETF	396	46,304
iShares U.S. Financials ETF	317	28,289
iShares U.S. Industrials ETF	335	38,043
iShares U.S. Real Estate ETF (c)	2,852	243,475

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$16,321
Master Large Cap Growth Portfolio	$342,551	342,551
Master Small Cap Index Series	$67,312	67,312
S&P 500 Index Master Portfolio	$86,187	86,187

		3,465,198

Short-Term Securities — 11.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)	181,549	181,549
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (d)(e)	$244,190	244,190

		425,739
Total Affiliated Investment Companies (Cost — $3,869,264*) — 105.8%		3,890,937
Liabilities in Excess of Other Assets — (5.8)%		(213,350)

Net Assets — 100.0%		$3,677,587

Notes to Schedule of Investments

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,851,293

Gross unrealized appreciation	$162,623
Gross unrealized depreciation	(122,979)

Net unrealized appreciation	$39,644

BLACKROCK FUNDS II	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	11,738	5,340		1,937		15,141	$363,682	$5,636		$(9,597)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7,915	2,450		879		9,486	234,680	—		17,497
BlackRock Commodity Strategies Fund, Institutional Class	12,431	11,494		3,631		20,294	149,362	—		(10,939)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,194	130		6,110		5,214	50,938	—		26,960
BlackRock Equity Dividend Fund, Class K	—	10,799		131		10,668	238,118	2,305		4
BlackRock Equity Dividend Fund, Institutional Class	8,319	3,057		11,376		—	—	1,170		10,614
BlackRock Global Long/Short Equity Fund, Class K	—	9,243		4,642		4,601	48,591	—		(758)
BlackRock Global Long/Short Equity Fund, Institutional Class	9,751	168		9,919		—	—	—		(6,773)
BlackRock International Opportunities Portfolio, Institutional Class	22,618	11,923		574		33,967	1,107,659	1,750		(2,579)
BlackRock Liquidity Funds, TempFund, Institutional Class	325,999	—		144,450	[1]	181,549	181,549	269		4
BlackRock Liquidity Series, LLC, Money Market Series	$111,929	$132,261	[2]	—		$244,190	244,190	333	[3]	—
iShares International Developed Real Estate ETF	6,496	2,283		219		8,560	261,251	5,368		(1,266)
iShares MSCI Germany ETF	—	5,553		—		5,553	142,435	—		—
iShares Russell 2000 ETF	471	—		471		—	—	—		3,455
iShares U.S. Consumer Goods ETF	508	—		112		396	46,304	763		222
iShares U.S. Financials ETF	317	—		—		317	28,289	399		—
iShares U.S. Industrials ETF	335	—		—		335	38,043	406		—
iShares U.S. Real Estate ETF	3,006	439		593		2,852	243,475	6,778		(1,612)
iShares U.S. Technology ETF	143	—		—		143	16,321	152		—
Master Large Cap Growth Portfolio	$297,925	$ 44,626	[2,4]	—		$342,551	342,551	3,383		12,532
Master Small Cap Index Series	—	$ 67,312	[2,4]	—		$ 67,312	67,312	496		277
S&P 500 Index Master Portfolio	—	$ 86,187	[2,4]	—		$ 86,187	86,187	1,194		969
Total							$3,890,937	$30,402		$39,010

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1)	Euro Currency	September 2016	$140,019	$ (2,039)
3	S&P 500 E-Mini Index	September 2016	$325,230	3,984
(1)	U.S. Ultra Treasury Bonds	September 2016	$190,531	(15,806)
Total				$(13,861)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$2,969,148	$496,050	—	$3,465,198
Short-Term Securities	181,549	244,190	—	425,739

Total	$3,150,697	$740,240	—	$3,890,937

Derivative Financial Instruments[2]
Assets:
Equity contracts	$3,984	—	—	$3,984
Liabilities:
Foreign currency exchange contracts	(2,039)	—	—	(2,039)
Interest rate contracts	(15,806)	—	—	(15,806)

Total	$(13,861)	—	—	$(13,861)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$21,800	—	—	$21,800
Liabilities:
Collateral on securities loaned at value	—	$(244,190)	—	(244,190)

Total	$21,800	$(244,190)	—	$(222,390)

During the period ended July 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	September 21, 2016